Operating profit - Items included in operating profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating profit
Advertising and promotion	£ 2,026	£ 1,941	£ 2,013
Distribution costs	237	209	226
Separation and admission costs	411	278	66
Restructuring costs	£ 41	£ 195	£ 411